Supplemental Information Concerning Property-Casualty Insurance Operations (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Information Concerning Property Casualty Insurance Operations (Textual) [Abstract]
Reinsurance recoverables on unpaid losses and loss adjustment expenses, net of allowance	$ 2,238	$ 2,249	$ 2,513
Supplemental Information Concerning Property-Casualty Insurance Operations, Discounted rate	6.00%	6.00%
Prepaid reinsurance premiums	$ 409	$ 422